Offsets	Apr. 30, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	VICI Properties Inc.
Form or Filing Type	S-3
File Number	333-264352
Initial Filing Date	May 06, 2024
Fee Offset Claimed	$ 246,016.15
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,666,776,068.48
Termination / Withdrawal Statement	On February 28, 2023, VICI Properties Inc. filed a prospectus supplement to Registration Statement No. 333-264352 (the "2023 Prospectus Supplement"), which became effective upon filing, registering an aggregate gross sales price of up to $1,500,000,000 in aggregate offering amount of common stock, for a total registration fee of $165,300, the offering of which has been terminated. On May 6, 2024, VICI Properties Inc. filed a prospectus supplement to the same registration statement (the "2024 Prospectus Supplement") registering an aggregate gross sales price of up to $2,000,000,000 in aggregate offering amount of common stock, for a total registration fee of $295,200 (the offering of which has been terminated), $60,773.92 of which was offset from the fee related to the unsold securities under the 2023 Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, VICI Properties Inc. hereby applies a registration fee credit of $246,016.15, the amount of the fee attributable to the unsold securities under the 2024 Prospectus Supplement, to offset a portion of the current registration fee.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	VICI Properties Inc
Form or Filing Type	S-3
File Number	333-264352
Filing Date	May 06, 2024
Fee Paid with Fee Offset Source	$ 234,426.08
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	VICI Properties Inc
Form or Filing Type	S-3
File Number	333-264352
Filing Date	Feb. 28, 2023
Fee Paid with Fee Offset Source	$ 11,590.07